UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 21.1%
Federal Home Loan Bank, 5.279% *, 8/21/2006	100,000,000	99,996,737
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	23,000,000	22,779,265
4.7%, 1/12/2007	20,000,000	20,000,000
4.83%, 1/26/2007	25,000,000	25,000,000
5.25%, 5/4/2007	25,000,000	25,000,000
5.325%, 5/3/2007	27,000,000	27,000,000
5.351% *, 7/6/2007	100,000,000	99,965,897
Federal National Mortgage Association:
5.217% *, 9/7/2006	80,000,000	79,993,971
5.33% *, 12/28/2007	100,000,000	99,926,807

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $499,662,677)		499,662,677
Agencies Backed by the Full Faith and Credit of the US Government 2.2%
Hainan Airlines:
Series 2001-1, 5.329% *, 12/15/2007	14,806,681	14,806,681
Series 2001-2, 5.329% *, 12/15/2007	17,910,890	17,910,890
Series 2001-3, 5.329% *, 12/15/2007	18,268,070	18,268,070

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $50,985,641)		50,985,641
Repurchase Agreements 76.5%
Banc of America Securities LLC, 5.27%, dated 7/6/2006, to be repurchased at $426,990,889 on 8/7/2006 (a)	425,000,000	425,000,000
Bear Stearns & Co., Inc., 5.28%, dated 7/13/2006, to be repurchased at $230,877,067 on 8/8/2006 (b)	230,000,000	230,000,000
Bear Stearns & Co., Inc., 5.29%, dated 7/31/2006, to be repurchased at $200,029,389 on 8/1/2006 (c)	200,000,000	200,000,000
BNP Paribas, 5.29%, dated 7/31/2006, to be repurchased at $198,029,095 on 8/1/2006 (d)	198,000,000	198,000,000
Credit Suisse First Boston LLC, 5.27%, dated 7/14/2006, to be repurchased at $311,179,894 on 8/9/2006 (e)	310,000,000	310,000,000
Merrill Lynch & Co., Inc., 5.28%, dated 7/13/2006, to be repurchased at $230,978,267 on 8/11/2006 (f)	230,000,000	230,000,000
Merrill Lynch & Co., Inc., 5.29%, dated 6/29/2006, to be repurchased at $216,105,757 on 8/3/2006 (g)	215,000,000	215,000,000
State Street Bank and Trust Co., 4.92%, dated 7/31/2006, to be repurchased at $144,020 on 8/1/2006 (h)	144,000	144,000

Total Repurchase Agreements (Cost $1,808,144,000)		1,808,144,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,358,792,318)	99.8	2,358,792,318
Other Assets and Liabilities, Net	0.2	4,394,679

Net Assets	100.0	2,363,186,997

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

(a)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
168,237,540	Federal Home Loan Mortgage Corp.	4.643-5.251	6/1/2035-1/1/2036	163,199,061
280,758,773	Federal National Mortgage Association	4.5-6.132	9/1/2020-7/1/2036	270,300,940
Total Collateral Value				433,500,001

(b)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
103,596,982	Federal Home Loan Mortgage Corp.	4.5-7.5	11/15/2019-7/25/2043	98,469,606
11,398,688	Federal Home Loan Mortgage Corp. - Interest Only	1.831	4/15/2017	402,129
2,351,997	Federal Home Loan Mortgage Corp. - Principal Only	-	3/15/2034	1,980,312
56,512,868	Federal National Mortgage Association	4.0-5.5	5/25/2019-3/25/2033	52,704,401
81,774,739	Government National Mortgage Association	5.0-6.0	2/16/2029-11/20/2035	81,044,976
Total Collateral Value				234,601,424

(c)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
90,000,877	Federal Home Loan Mortgage Corp.	4.5-6.8	8/15/2019-9/15/2034	86,137,415
56,622,093	Federal National Mortgage Association	4.0-7.5	8/15/2008-1/25/2048	52,048,893
7,499,839	Federal National Mortgage Association - Interest Only	5.0	4/25/2034	2,432,677
65,769,763	Government National Mortgage Association	4.35-5.5	11/20/2013-9/16/2038	63,384,577

Total Collateral Value				204,003,562

(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
66,460,000	Federal Home Loan Bank	4.5-5.375	9/6/2006-8/19/2011	66,822,476
94,400,000	Federal Home Loan Mortgage Corp.	5.625	11/23/2035	88,077,560
47,818,000	Federal National Mortgage Association	4.75	12/15/2010	47,062,449
Total Collateral Value				201,962,485

(e)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
217,191,785	Federal Home Loan Mortgage Corp.	4.441-5.163	5/1/2034-4/1/2035	212,769,007

103,697,229	Federal National Mortgage Association	4.487-5.09	2/1/2033-3/1/2035	103,431,093
Total Collateral Value				316,200,100

(f)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
3,000,000	Federal Home Loan Mortgage Corp.	5.25	5/15/2020-6/15/2020	2,776,950
235,780,000	Federal National Mortgage Association	Zero Coupon	8/1/2006-11/22/2006	231,823,398
Total Collateral Value				234,600,348

(g)	Collateralized by:

Principal			Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
33,452,680	Federal Home Loan Mortgage Corp.	4.5-8.0	5/1/2019-7/1/2034	33,059,707
190,402,377	Federal National Mortgage Association	4.5-6.0	11/1/2016-6/1/2036	186,243,809
Total Collateral Value				219,303,516

(h)	Collateralized by $155,000 US Treasury Note, 3.5%, maturing on 8/15/2009 with a value of $151,125.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006